Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 847	$ 353	$ 763
Accounts receivable, net	244	325	102
Prepaid compensation	550	550	550
Investment	100	100
Other receivable	510	2,022
Advances to acquisition target	196	70
Deferred production costs	19	87
Other current assets	454	386	28
Current assets of continued operations	2,920	3,893	1,443
Current assets of discontinued operations		129
Total current assets	2,920	4,022	1,443
Property and equipment, net	37	3	2
Goodwill	2,213	2,213
Intangible assets, net	2,924	3,184	5,340
Prepaid compensation, net of current portion	1,192	1,467	2,017
Non current assets of discontinued operations		36
Total assets	9,286	10,925	8,802
Current liabilities:
Accounts payable	430	334	167
Accrued expenses	315	156	55
Accrued compensation	203	181	251
Deferred income	15	177
Notes payable	121	101	32
Notes payable, related parties	205	205
Convertible notes, net of debt discount of $155			45
Promissory notes, related parties	1,500	1,000
Current liabilities of continued operations	2,789	2,154	550
Current liabilities of discontinued operations		301
Total current liabilities	2,789	2,455	550
Long-term liabilities
Promissory notes, related parties	28		1,000
Total liabilities	2,817	2,455	1,550
Temporary Equity - redeemable common stock outstanding 848,611	605	605
One Horizon Group, Inc. stockholders' equity
Preferred stock: $0.0001 par value, authorized 50,000,000; No shares issued and outstanding
Common stock: $0.0001 par value, authorized 200,000,000 shares issued and outstanding 94,609,731 shares as of June 30, 2019 (December 2018 – 87,559,672)	9	8	3
Additional paid-in capital	62,876	62,600	48,356
Share subscription receivable	(1,425)	(1,425)
Accumulated (Deficit)	(56,594)	(54,854)	(41,085)
Accumulated other comprehensive loss	(24)	(35)	(22)
Total One Horizon Group, Inc stockholders' equity	4,842	6,294	7,252
Non-controlling interest	1,022	1,571
Total stockholders' equity	5,864	7,865	7,252
Total liabilities, temporary equity and stockholders' equity	$ 9,286	$ 10,925	$ 8,802